Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Capital adequacy [Abstract]
Total liquid assets	kr 59.1	kr 64.1
Net liquidity outflows	10.3	14.9
Liquidity outflows	22.9	26.0
Liquidity inflows	kr 13.2	kr 11.2
Liquidity Coverage Ratio	660.00%	518.00%
Available stable funding	kr 244.3	kr 272.5
Required stable funding	kr 202.8	kr 211.0
Net Stable Funding Ratio	120.00%	129.00%